Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 692,097	$ 512,827	$ 372,073
Prepaid expenses	60,700	35,000	134,722
Total current assets	752,797	547,827	506,795
Investments held in Trust Account	461,275,222	456,919,551	450,000,000
Total assets	462,028,019	457,467,378	450,506,795
Current liabilities:
Accrued professional fees, travel and other expenses	4,283,400	252,472	157,390
Total current liabilities	4,283,400	252,472	157,390
Deferred underwriting compensation	15,750,000	15,750,000	15,750,000
Total liabilities	20,033,400	16,002,472	15,907,390
Commitments and contingencies
Class A ordinary shares subject to possible redemption	436,994,610	436,464,900	429,599,400
Shareholders' equity:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding	0	0	0
Additional paid-in capital		0	5,375,048
Retained earnings (accumulated deficit)	4,998,754	4,998,746	(376,372)
Total shareholders' equity	5,000,009	5,000,006	5,000,005
Total liabilities and shareholders' equity	462,028,019	457,467,378	450,506,795
Class A ordinary shares
Shareholders' equity:
Ordinary shares value	130	135	204
Total shareholders' equity	130	135	204
Class F ordinary shares
Shareholders' equity:
Ordinary shares value	1,125	1,125	1,125
Total shareholders' equity	$ 1,125	$ 1,125	$ 1,125